Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,506,728.80
Total Fee Amount	6,974.98
Total Offset Amount	0.00
Net Fee	$ 6,974.98
Offering Table N/A
Offset Table N/A	N/A